OTHER OPERATING EXPENSES - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (296,540,074)	$ (505,007,561)
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	(151,172,717)	(214,549,189)
Contributions to the Deposit Insurance
Disclosure of other operating expenses [line items]
Other Operating Expenses	(8,782,990)	(3,869,835)
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	(4,128,809)	(89,485,010)
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	(9,674,344)	(5,114,154)
Other Financial Income
Disclosure of other operating expenses [line items]
Other Operating Expenses	(12,667,245)	(90,277,385)
Interest on Leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	(2,044,504)	(1,551,805)
Credit Card-related Interest
Disclosure of other operating expenses [line items]
Other Operating Expenses	(39,466,472)	(39,767,317)
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ (68,602,993)	$ (60,392,866)